CONSOLIDATED STATEMENTS OF EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
CONSOLIDATED STATEMENTS OF EQUITY [Abstract]
Issuance of ordinary shares, issuance expenses	$ 8,825